Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Long-term Debt [Line Items]
Summary of outstanding long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2021	Dec 31, 2020
Revolving credit facility	1,273,755	1,555,215
Senior unsecured notes	377,814	378,633
Long-term debt	1,651,569	1,933,848

Summary of change in long-term debt

The following table reconciles the change in Vermilion’s long-term debt:

	2021	2020
Balance at January 1	1,933,848	1,924,665
(Repayments) borrowings on the revolving credit facility	(341,259)	22,183
Amortization of transaction costs	778	833
Foreign exchange	58,202	(13,833)
Balance at December 31	1,651,569	1,933,848

Summary of financial covenants

As at December 31, 2021, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2021	Dec 31, 2020
Consolidated total debt to consolidated EBITDA	Less than 4.0	1.61	3.48
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	1.24	2.82
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	14.78	8.12

Summary of redemption price of unsecured notes

Year	Redemption price
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%

Revolving Credit Facilities [Member]
Disclosure of Long-term Debt [Line Items]
Summary of outstanding long-term debt

As at December 31, 2021, Vermilion had in place a bank revolving credit facility maturing May 31, 2024 with the following terms:

	As at
	Dec 31, 2021	Dec 31, 2020
Total facility amount	2,100,000	2,100,000
Amount drawn	(1,273,755)	(1,555,215)
Letters of credit outstanding	(11,035)	(23,210)
Unutilized capacity	815,210	521,575